Repurchase Agreement - Cost and Maturities of Company's Repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	$ 57,358	$ 52,759
Average Rate	1.42%	2.29%
Merrill Lynch [Member] | Quarterly Callable [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	6,000	6,000
Average Rate	4.36%	4.36%
Maturity	Sep. 18, 2016	Sep. 18, 2016
Various Customers [Member] | Overnight [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	51,358	36,759
Average Rate	0.60%	0.99%
Deutsch Bank [Member] | Quarterly Callable[Member]
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party		$ 10,000
Average Rate		4.28%
Maturity		Sep. 05, 2014